Loans Receivable and Allowance for Loan Losses (Impaired Loans and Related Interest Income by Loan Portfolio Class) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	$ 2,855	$ 8,632
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,373	2,973
Impaired Financing Receivable, Recorded Investment	9,228	11,605
Unpaid Principal Balance, With no related allowance recorded	4,826	8,799
Unpaid Principal Balance, With an allowance recorded	6,446	3,837
Unpaid Principal Balance, Total	11,272	12,636
Associated Allowance	1,613	293
Average Recorded Investment, Total	9,015	7,725	$ 10,580
Interest Income Recognized, Total	532	508	241
Residential Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	168	225
Impaired Financing Receivable, Recorded Investment	168	225
Unpaid Principal Balance, With no related allowance recorded	173	233
Unpaid Principal Balance, Total	173	233
Associated Allowance	0	0
Average Recorded Investment, Total	159	233	252
Interest Income Recognized, Total	4	5	5
Commercial Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	2,644	8,407
Impaired Financing Receivable, with Related Allowance, Recorded Investment	6,373	2,973
Impaired Financing Receivable, Recorded Investment	9,017	11,380
Unpaid Principal Balance, With no related allowance recorded	4,610	8,566
Unpaid Principal Balance, With an allowance recorded	6,446	3,837
Unpaid Principal Balance, Total	11,056	12,403
Associated Allowance	1,613	293
Average Recorded Investment, Total	8,847	7,492	10,328
Interest Income Recognized, Total	526	503	236
Commercial, financial and agricultural loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, with No Related Allowance, Recorded Investment	43
Impaired Financing Receivable, Recorded Investment	43
Unpaid Principal Balance, With no related allowance recorded	43
Unpaid Principal Balance, Total	43
Associated Allowance	0
Average Recorded Investment, Total	9	0	0
Interest Income Recognized, Total	$ 2	$ 0	$ 0